CUSTOMERS AND GEOGRAPHIC INFORMATION (Schedule Of Revenues From Sales To Unaffiliated Customers) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 140,993	$ 136,891
North America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	28,296	24,713
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	22,791	25,231
Africa [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	10,032	11,659
Asia-Pacific and Middle East [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	17,239	16,970
India [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	37,300	35,875
Latin America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 25,335	$ 22,443